RISK MANAGEMENT - Interest Risk Sensitivity by Bands and Zones (Details)	12 Months Ended
Dec. 31, 2022
Market Risk
RISK MANAGEMENT
Expected shortfall confidence interval	97.50%
Zone 1 | Band 1 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	2.74
Zone 1 | Band 1 | UVR
RISK MANAGEMENT
Changes in Interest Rates (bps)	2.74
Zone 1 | Band 1 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	1
Zone 1 | Band 1 | Lower Limit
RISK MANAGEMENT
Modified Duration	0 years
Zone 1 | Band 1 | Upper Limit
RISK MANAGEMENT
Modified Duration	29 days
Zone 1 | Band 2 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	2.68
Zone 1 | Band 2 | UVR
RISK MANAGEMENT
Changes in Interest Rates (bps)	2.74
Zone 1 | Band 2 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	1
Zone 1 | Band 2 | Lower Limit
RISK MANAGEMENT
Modified Duration	29 days
Zone 1 | Band 2 | Upper Limit
RISK MANAGEMENT
Modified Duration	3 months
Zone 1 | Band 3 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	2.59
Zone 1 | Band 3 | UVR
RISK MANAGEMENT
Changes in Interest Rates (bps)	2.74
Zone 1 | Band 3 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	1
Zone 1 | Band 3 | Lower Limit
RISK MANAGEMENT
Modified Duration	3 months
Zone 1 | Band 3 | Upper Limit
RISK MANAGEMENT
Modified Duration	6 months
Zone 1 | Band 4 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	2.33
Zone 1 | Band 4 | UVR
RISK MANAGEMENT
Changes in Interest Rates (bps)	2.74
Zone 1 | Band 4 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	1
Zone 1 | Band 4 | Lower Limit
RISK MANAGEMENT
Modified Duration	6 months
Zone 1 | Band 4 | Upper Limit
RISK MANAGEMENT
Modified Duration	1 year
Zone 2 | Band 5 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	2.22
Zone 2 | Band 5 | UVR
RISK MANAGEMENT
Changes in Interest Rates (bps)	2.50
Zone 2 | Band 5 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	0.90
Zone 2 | Band 5 | Lower Limit
RISK MANAGEMENT
Modified Duration	1 year
Zone 2 | Band 5 | Upper Limit
RISK MANAGEMENT
Modified Duration	1 year 10 months 24 days
Zone 2 | Band 6 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	2.22
Zone 2 | Band 6 | UVR
RISK MANAGEMENT
Changes in Interest Rates (bps)	2.50
Zone 2 | Band 6 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	0.80
Zone 2 | Band 6 | Lower Limit
RISK MANAGEMENT
Modified Duration	1 year 10 months 24 days
Zone 2 | Band 6 | Upper Limit
RISK MANAGEMENT
Modified Duration	2 years 9 months 18 days
Zone 2 | Band 7 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	2.11
Zone 2 | Band 7 | UVR
RISK MANAGEMENT
Changes in Interest Rates (bps)	2.20
Zone 2 | Band 7 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	0.75
Zone 2 | Band 7 | Lower Limit
RISK MANAGEMENT
Modified Duration	2 years 9 months 18 days
Zone 2 | Band 7 | Upper Limit
RISK MANAGEMENT
Modified Duration	3 years 7 months 6 days
Zone 3 | Band 8 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	2.11
Zone 3 | Band 8 | UVR
RISK MANAGEMENT
Changes in Interest Rates (bps)	2.20
Zone 3 | Band 8 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	0.75
Zone 3 | Band 8 | Lower Limit
RISK MANAGEMENT
Modified Duration	3 years 7 months 6 days
Zone 3 | Band 8 | Upper Limit
RISK MANAGEMENT
Modified Duration	4 years 3 months 18 days
Zone 3 | Band 9 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	1.72
Zone 3 | Band 9 | UVR
RISK MANAGEMENT
Changes in Interest Rates (bps)	2
Zone 3 | Band 9 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	0.70
Zone 3 | Band 9 | Lower Limit
RISK MANAGEMENT
Modified Duration	4 years 3 months 18 days
Zone 3 | Band 9 | Upper Limit
RISK MANAGEMENT
Modified Duration	5 years 8 months 12 days
Zone 3 | Band 10 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	1.62
Zone 3 | Band 10 | UVR
RISK MANAGEMENT
Changes in Interest Rates (bps)	1.70
Zone 3 | Band 10 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	0.65
Zone 3 | Band 10 | Lower Limit
RISK MANAGEMENT
Modified Duration	5 years 8 months 12 days
Zone 3 | Band 10 | Upper Limit
RISK MANAGEMENT
Modified Duration	7 years 3 months 18 days
Zone 3 | Band 11 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	1.62
Zone 3 | Band 11 | UVR
RISK MANAGEMENT
Changes in Interest Rates (bps)	1.70
Zone 3 | Band 11 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	0.60
Zone 3 | Band 11 | Lower Limit
RISK MANAGEMENT
Modified Duration	7 years 3 months 18 days
Zone 3 | Band 11 | Upper Limit
RISK MANAGEMENT
Modified Duration	9 years 3 months 18 days
Zone 3 | Band 12 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	1.62
Zone 3 | Band 12 | UVR
RISK MANAGEMENT
Changes in Interest Rates (bps)	1.70
Zone 3 | Band 12 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	0.60
Zone 3 | Band 12 | Lower Limit
RISK MANAGEMENT
Modified Duration	9 years 3 months 18 days
Zone 3 | Band 12 | Upper Limit
RISK MANAGEMENT
Modified Duration	10 years 7 months 6 days
Zone 3 | Band 13 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	1.62
Zone 3 | Band 13 | UVR
RISK MANAGEMENT
Changes in Interest Rates (bps)	1.70
Zone 3 | Band 13 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	0.60
Zone 3 | Band 13 | Lower Limit
RISK MANAGEMENT
Modified Duration	10 years 7 months 6 days
Zone 3 | Band 13 | Upper Limit
RISK MANAGEMENT
Modified Duration	12 years
Zone 3 | Band 14 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	1.62
Zone 3 | Band 14 | UVR
RISK MANAGEMENT
Changes in Interest Rates (bps)	1.70
Zone 3 | Band 14 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	0.60
Zone 3 | Band 14 | Lower Limit
RISK MANAGEMENT
Modified Duration	12 years
Zone 3 | Band 14 | Upper Limit
RISK MANAGEMENT
Modified Duration	20 years
Zone 3 | Band 15 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	1.62
Zone 3 | Band 15 | UVR
RISK MANAGEMENT
Changes in Interest Rates (bps)	1.70
Zone 3 | Band 15 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	0.60
Zone 3 | Band 15 | Lower Limit
RISK MANAGEMENT
Modified Duration	20 years